GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative	$ 3,846	$ 3,552
Professional fees	4,567	2,718
Regulatory and transfer agent	525	451
Salaries and benefits	7,961	6,687
Total general and administrative expense	$ 16,899	$ 13,408